abrdn Funds

(the “Trust”)

abrdn Emerging Markets ex-China Fund

(the “Fund”)

Supplement dated June 2, 2023 to the Fund’s Summary Prospectus dated February 28, 2023,

as supplemented to date (“Summary Prospectus”)

Effective immediately, all references to Adam Montanaro in the Summary Prospectus are deleted.

Please retain this Supplement for future reference.